Offerings	Jan. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	6,451,043
Proposed Maximum Offering Price per Unit	12.06
Maximum Aggregate Offering Price	$ 77,799,578.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,744.12
Offering Note	1(a) Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), IXAQ Acquisition Corp., a Cayman Islands exempted company ("IXAQ") shall continue out of the Cayman Islands and into the State of Delaware so as to re-domicile and become a Delaware corporation by way of a merger of IXAQ with and into AKOM Inc., a newly formed Delaware corporation, upon which the separate existence of IXAQ will cease and AKOM Inc. will be the surviving corporation (such surviving company "AKOM Pubco") in accordance with the Delaware General Corporation Law ("DGCL") and the Cayman Islands Companies Act (As Revised) (the "Companies Act"), (the "Domestication"). All securities being registered will be issued by AKOM Inc., the continuing entity following the business combination described in the accompanying proxy statement/prospectus (the "Business Combination"), as further described in the proxy statement/prospectus ("AKOM Pubco"). 1(b) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1(c) The number of shares of class A common stock, par value $0.0001 per share, of AKOM Pubco ("AKOM Pubco Common Stock") being registered consists of shares of AKOM Pubco Common Stock being converted from (i) 4,703,164 IXAQ Class A ordinary shares, $0.0001 par value per share, and (ii) 1,747,879 IXAQ Class B ordinary shares, $0.0001 par value per share. 1(d) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a) under the Securities Act, based on the average of the high and low prices of the IXAQ Class A Ordinary Shares on the over-the-counter market on January 13, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	17,391,304
Proposed Maximum Offering Price per Unit	2.58
Maximum Aggregate Offering Price	$ 44,869,564.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,196.49
Offering Note	See Offering Notes 1(a) and 1(b). 2(a) The number of shares of AKOM Pubco Common Stock being registered consists of 17,391,304 shares of AKOM Pubco Common Stock issuable to the holders of Aerkomm Inc. common stock at the closing of the business combination. 2(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a) under the Securities Act, based on the average of the high and low prices of the Aerkomm Inc. common stock on the over-the-counter market on January13, 2026 and adjusted to reflect the conversion of the Aerkomm Inc. common stock into AKOM Pubco Common Stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class D Common Stock
Amount Registered | shares	17,391,304
Proposed Maximum Offering Price per Unit	2.58
Maximum Aggregate Offering Price	$ 44,869,564.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,196.49
Offering Note	See Offering Notes 1(a), 1(b), and 2(b). 3(a) The number of shares of class D common stock, par value $0.0001 per share, of AKOM Pubco consists of 17,391,304 shares issuable to the holders of Aerkomm Inc. common stock as incentive shares.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	18,650,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 1,865,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 257.56
Offering Note	See Offering Notes 1(a) and 1(b). 4(a) The number of warrants to purchase AKOM Pubco Common Stock ("AKOM Pubco Warrants") being registered consists of AKOM Pubco Warrants being converted from (i) 11,500,000 warrants to purchase IXAQ Class A Ordinary Shares ("IXAQ Warrants") that were issued by IXAQ in its IPO and (ii) 7,150,000 IXAQ Warrants that were initially issued in a private placement. In connection with the Domestication, each IXAQ Warrant will be automatically become an AKOM Pubco Warrant. 4(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a) under the Securities Act, based on the average of the high and low prices of the IXAQ Warrants on the over-the-counter market on January 6, 2026.